THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022

Shares		Fair Value
	COMMON STOCKS — 9.5%
	INSURANCE - 9.5%
6	Berkshire Hathaway, Inc., Class A(a)	$ 2,812,266

	TOTAL COMMON STOCKS (Cost $714,296)	2,812,266

	EXCHANGE-TRADED FUNDS — 83.2%
	EQUITY - 83.2%
37,625	Financial Select Sector SPDR Fund	1,286,775
17,400	Invesco QQQ Trust Series 1	4,633,272
22,549	iShares Core S&P Small-Cap ETF	2,134,037
8,674	iShares Russell 2000 ETF	1,512,399
7,850	iShares Semiconductor ETF	2,731,643
11,400	SPDR Dow Jones Industrial Average ETF Trust	3,777,162
9,800	SPDR S&P 500 ETF Trust	3,747,814
750	SPDR S&P MidCap 400 ETF Trust	332,093
22,500	VanEck Semiconductor ETF	4,566,150
		24,721,345

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,069,564)	24,721,345

	OPEN END FUNDS — 6.9%
	EQUITY - 3.9%
24,788	Fidelity Low-Priced Stock Fund	1,144,956

	FIXED INCOME - 3.0%
396,385	Franklin Income Fund, Advisor Class	891,867
42	John Hancock High Yield Fund, Class I	120
117	PIMCO High Yield Fund, Institutional Class	882
		892,869

	TOTAL OPEN END FUNDS (Cost $1,988,731)	2,037,825

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS - 0.5%
155,917	STIT - Government & Agency Portfolio, Institutional Class, 4.21% (Cost $155,917)(b)	$ 155,917

	TOTAL INVESTMENTS - 100.1% (Cost $15,928,508)	$ 29,727,353
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(29,058)
	NET ASSETS - 100.0%	$ 29,698,295

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2022.